UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Investors Cash Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 22.7%
US Government Sponsored Agencies
Federal Home Loan Mortgage Corp.:
4.75%, 2/6/2007	4,000,000	4,000,000
4.875% *, 7/6/2007	30,000,000	29,988,090
4.92%, 2/28/2007	6,000,000	6,000,000
5.25%, 5/4/2007	4,000,000	4,000,000
5.325%, 5/3/2007	6,000,000	6,000,000
5.35%, 5/25/2007	14,000,000	14,000,000
5.5%, 7/3/2007	4,000,000	4,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
4.03%, 7/21/2006	5,000,000	5,000,000
5.33% *, 12/28/2007	20,000,000	19,984,478

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $97,972,568)		97,972,568
Repurchase Agreements 77.0%
Banc of America Securities LLC, 5.03%, dated 5/11/2006, to be repurchased at $90,666,475 on 7/3/2006 (a)	90,000,000	90,000,000
Bear Stearns & Co., Inc., 5.3%, dated 6/30/2006, to be repurchased at $90,039,750 on 7/3/2006 (b)	90,000,000	90,000,000
BNP Paribas, 5.28%, dated 6/30/2006, to be repurchased at $19,008,360 on 7/3/2006 (c)	19,000,000	19,000,000
Greenwich Capital Markets, Inc., 5.3%, dated 6/30/2006, to be repurchased at $97,042,842 on 7/3/2006 (d)	97,000,000	97,000,000
Merrill Lynch & Co., Inc., 5.29%, dated 6/29/2006, to be repurchased at $35,180,007 on 8/3/2006 (e)	35,000,000	35,000,000
State Street Bank and Trust Co., 4.2%, dated 6/30/2006, to be repurchased at $541,189 on 7/3/2006 (f)	541,000	541,000

Total Repurchase Agreements (Cost $331,541,000)		331,541,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 429,513,568)	99.7	429,513,568
Other Assets and Liabilities, Net	0.3	1,295,977

Net Assets	100.0	430,809,545

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

(a)		Collateralized by $95,300,015 Federal Home Loan Mortgage Corp., 5.136%, maturing on 9/1/2034 with a value of $91,800,000.
(b)		Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
46,156,301	Federal Home Loan Mortgage Corp.	5.5-7.5	5/15/2017-7/25/2043	45,645,556

2,420,408	Federal Home Loan Mortgage Corp., Principal Only	-	3/15/2034	2,046,504
43,000,000	Federal National Mortgage Association	5.0-5.5	2/25/2018-7/25/2035	40,488,697
3,885,000	Government National Mortgage Association	5.5	11/20/2035	3,623,200
Total Collateral Value				91,803,957

(c)	Collateralized by $20,582,000 US Treasury Note, 3.875%, maturing on 2/15/2013 with a value of $19,380,031.

(d)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
99,510,722	Federal Home Loan Mortgage Corp.	5.0-5.75	5/15/2016-10/15/2024	98,885,138
54,801	Government National Mortgage Association	4.008	9/16/2016	54,867
Total Collateral Value				98,940,005

(e)	Collateralized by $36,046,159 Federal National Mortgage Association, with various coupon rates from 6.0-6.5%, maturing on 4/1/2036 with a value of $35,703,557.
(f)	Collateralized by $555,000 US Treasury Note, 4.125%, maturing on 8/15/2008 with a value of $552,225.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Investors Cash Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006